Accounts payable (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts Payable - Schedule of Accounts Payable

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2021	2020
Trade creditors	7,031	4,608
Factors or other financial institutions for borrowings	26	178
Accounts payable to Board Members	2,802	1,580
Accounts payable to other related parties	189	172
Accounts payable to underwriters, promoters, and employees	2,999	2,985
Other accounts payable	3,401	3,576
Total accounts payable	16,448	13,099